Related Party Transactions (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended								3 Months Ended		9 Months Ended		12 Months Ended						9 Months Ended	12 Months Ended				9 Months Ended			12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Series C-1 Preferred Stock	Dec. 31, 2011 Series C-1 Preferred Stock	Dec. 31, 2012 Series E Redeemable Convertible Preferred Stock	Dec. 31, 2011 Series E Redeemable Convertible Preferred Stock	Dec. 31, 2012 Series F Redeemable Convertible Preferred Stock	Dec. 31, 2011 Series F Redeemable Convertible Preferred Stock	Sep. 30, 2013 Celgene	Sep. 30, 2012 Celgene	Sep. 30, 2013 Celgene	Sep. 30, 2012 Celgene	Dec. 31, 2012 Celgene	Dec. 31, 2011 Celgene	Jun. 30, 2010 Celgene Common Stock	Feb. 29, 2008 Celgene Series C-1 Preferred Stock	Jun. 30, 2010 Celgene Series E Redeemable Convertible Preferred Stock	Dec. 31, 2011 Celgene Series F Redeemable Convertible Preferred Stock	Sep. 30, 2013 Alkermes	Dec. 31, 2012 Alkermes	Dec. 31, 2011 Alkermes	Dec. 31, 2012 Alkermes Common Stock	Dec. 31, 2012 Alkermes Preferred stock	Sep. 30, 2013 CEO	Dec. 31, 2012 CEO	Jan. 28, 2008 CEO	Dec. 31, 2013 CEO Subsequent event
Related Party Transactions
Shares sold							457,875	457,875	816,060	816,060	2,426,171	2,426,171								457,875	36,496	1,990,446
Number of shares that can be purchased through warrants	1,013,000		1,013,000		1,134,000	1,134,000													38,979							42,624
Ownership percentage of entity's fully diluted equity													9.80%		9.80%		9.90%
Deferred revenue						$ 0							$ 8,600,000		$ 8,600,000		$ 10,300,000
Revenue from related party
License and milestone	638,000	2,461,000	36,044,000	7,226,000	9,696,000	74,406,000							638,000	535,000	11,722,000	1,491,000	2,035,000	63,607,000
Cost-sharing, net	3,632,000	1,444,000	9,666,000	4,043,000	5,558,000	4,760,000							3,632,000	846,000	9,041,000	2,106,000	2,879,000	(121,000)					0	0	700,000
Collaboration revenue													4,270,000	1,381,000	20,763,000	3,597,000	4,914,000	63,486,000
Number of shares held by related party																											695,250
Amount of Note Receivable issued					0																									200,000
Annual interest rate on Note Receivable (as a percent)																												3.11%	3.11%
Loan receivable forgiven																												$ 200,000			$ 200,000